Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment Benefits
Service cost	$ 132,055	$ 125,952
Interest cost	149,100	144,465
Prior service cost for plan amendments	2,405	(195,396)
Interest of assets	(124,655)	(128,365)
Net cost	$ 158,905	$ (53,344)